Leases (Details) - Schedule of Operating Lease Related Assets and Liabilities on the Balance Sheets - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Lessee Disclosure [Abstract]
Operating lease right-of-use assets	$ 1,389,734	$ 1,274,479
Operating lease right-of-use assets – accumulated amortization	(1,010,633)	(411,627)
Operating lease right-of-use assets – net	379,101	862,852
Operating lease liabilities, current	408,001	524,698
Operating lease liabilities, non-current		375,056
Total operating lease liabilities,	$ 408,001	$ 899,754